Organization	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Organization
Organization

1. Organization

Organization, Nature of Business

        Avinger, Inc. (the "Company"), a Delaware corporation, was founded in March 2007 by cardiologist and medical device entrepreneur Dr. John B. Simpson. The Company designs, manufactures and sells image-guided, catheter-based systems that are used by physicians to treat patients with peripheral artery disease ("PAD"). Patients with PAD have a build-up of plaque in the arteries that supply blood to areas away from the heart, particularly the pelvis and legs. The Company manufactures and sells a suite of products in the United States ("U.S.") and in select international markets. The Company has developed its Lumivascular platform, which integrates optical coherence tomography ("OCT") visualization with interventional catheters and is the industry's only system that provides real-time intravascular imaging during the treatment portion of PAD procedures. The Company's Lumivascular platform consists of a capital component, Lightbox, as well as a variety of disposable catheter products. The Company's current products include its non-imaging catheters, Wildcat and Kittycat, as well as its Lumivascular platform products, Ocelot, Ocelot PIXL and Ocelot MVRX, all of which are designed to allow physicians to penetrate a total blockage in an artery, known as a chronic total occlusion ("CTO"). In March 2016, the Company also received 510(k) clearance from the U.S. Food and Drug Administration ("FDA") for commercialization of Pantheris, the Company's image-guided atherectomy system, designed to allow physicians to precisely remove arterial plaque in PAD patients. The Company commenced sales of Pantheris in the U.S. and select international markets promptly thereafter. The Company is located in Redwood City, California.

Liquidity Matters

        The accompanying financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. In the course of its activities, the Company has incurred losses and negative cash flows from operations since its inception. As of September 30, 2017, the Company had an accumulated deficit of $291,177,000. The Company expects to incur losses for the foreseeable future. The Company believes that its cash and cash equivalents of $10,170,000 at September 30, 2017 and expected revenues will be sufficient to allow the Company to fund its current operations until approximately January 31, 2018. The Company will seek additional sources of funding in the form of debt financing or equity issuances, however, there can be no assurance that the Company will be successful in acquiring additional funding at levels sufficient to fund its operations. These conditions raise substantial doubt about the Company's ability to continue as a going concern. If the Company is unable to raise additional capital in sufficient amounts or on terms acceptable to it, the Company may have to significantly reduce its operations or delay, scale back or discontinue the development of one or more of its products. The financial statements do not include any adjustments that might result from the outcome of this uncertainty. The Company's ultimate success will largely depend on its continued development of innovative medical technologies, its ability to successfully commercialize its products and its ability to raise significant additional funding. Additionally, due to the substantial doubt about the Company's ability to continue operating as a going concern and the material adverse change clause in the Term Loan Agreement with CRG Partners III L.P. and certain of its affiliated funds (collectively "CRG"), the entire amount of borrowings at September 30, 2017 and December 31, 2016 has been classified as current in these financial statements. CRG has not invoked the material adverse change clause. On November 3, 2017, the Company entered into a purchase agreement (the "Purchase Agreement") with Lincoln Park Capital Fund, LLC ("Lincoln Park"), pursuant to which Lincoln Park is obligated to purchase, at the Company's request, up to $15,000,000 of the Company's common stock over a 30-month period, subject to certain limitations set forth in the Purchase Agreement. As a fee for Lincoln Park's commitment to purchase such shares, the Company issued 23,584shares of common stock to Lincoln Park on November 3, 2017. As obligated under a registration rights agreement entered into with Lincoln Park in connection with the Purchase Agreement, the Company filed a registration statement on Form S-1 on November 6, 2017 for up to 248,750 of such shares, which registration statement has not yet been declared effective by the SEC. To the extent more than 248,750 shares of the Company's common stock are issued to Lincoln Park pursuant to the Purchase Agreement, the Company is obligated to file additional registration statements for the resale of such shares.

Public Offerings

        In January 2015, the Company issued and sold 125,000 shares of its common stock in its initial public offering ("IPO") at a public offering price of $520.00 per share, for net proceeds of approximately $56,897,000 after deducting underwriting discounts and commissions of approximately $4,550,000 and expenses of approximately $3,553,000. Upon the closing of the IPO, all shares of convertible preferred stock then outstanding converted into an aggregate of 174,028 shares of common stock resulting in the reclassification of $137,626,000 from outside of stockholders' equity to additional paid-in capital.

        On February 3, 2016, the Company filed a universal shelf registration statement to offer up to $150,000,000 of its securities and entered into an "at-the-market" program pursuant to a Sales Agreement with Cowen and Company ("Cowen"), through which it may, from time to time, issue and sell shares of common stock having an aggregate offering value of up to $50,000,000. The shelf registration statement also covers the resale of the shares sold to CRG in September 2015. The registration statement was declared effective by the SEC on March 8, 2016. During the three and nine months ended September 30, 2017, the Company sold 189,684 shares of common stock through the "at-the-market" program at an average price of $17.68 per common share and raised net proceeds of $3,187,000, after payment of $101,000 in commissions and fees to Cowen. During the three and nine months ended September 30, 2016, the Company sold none and 3,129 shares, respectively, of common stock through the "at-the-market" program at an average price of $448.37 per common share and raised net proceeds of $1,252,000, after payment of $42,000 in commissions and fees to Cowen. Due to the SEC's "baby shelf rules," which prohibit companies with a public float of less than $75 million from issuing securities under a shelf registration statement in excess of one-third of such company's public float in a twelve-month period, the Company is unable to issue more shares in its "at-the-market" program at this time. In August 2016, the Company issued and sold 246,445 shares of its common stock in its follow-on public offering, which includes the exercise in full by the underwriters of their option to purchase 32,145 shares of common stock, at a public offering price of $140.00 per share. Net proceeds from the follow-on public offering were approximately $31,549,000 after deducting underwriting discounts and commissions of approximately $2,415,000 and expenses of approximately $538,000.

1. Organization

Organization, Nature of Business

        Avinger, Inc. (the "Company"), a Delaware corporation, was founded in March 2007 by cardiologist and medical device entrepreneur Dr. John B. Simpson. The Company designs, manufactures and sells image-guided, catheter-based systems that are used by physicians to treat patients with peripheral artery disease ("PAD"). Patients with PAD have a build-up of plaque in the arteries that supply blood to areas away from the heart, particularly the pelvis and legs. The Company manufactures and sells a suite of products in the United States ("U.S.") and in select international markets. The Company has developed its Lumivascular platform, which integrates optical coherence tomography ("OCT") visualization with interventional catheters and is the industry's only system that provides real-time intravascular imaging during the treatment portion of PAD procedures. The Company's Lumivascular platform consists of a capital component, Lightbox, as well as a variety of disposable catheter products. The Company's current products include its non-imaging catheters, Wildcat and Kittycat, as well as its Lumivascular platform products, Ocelot, Ocelot PIXL and Ocelot MVRX, all of which are designed to allow physicians to penetrate a total blockage in an artery, known as a chronic total occlusion ("CTO"). In March 2016, the Company also received 510(k) clearance from the U.S. Food and Drug Administration ("FDA") for commercialization of Pantheris, the Company's image-guided atherectomy system, designed to allow physicians to precisely remove arterial plaque in PAD patients. The Company commenced sales of Pantheris in the U.S. and select international markets promptly thereafter. The Company is located in Redwood City, California.

Liquidity Matters

        The accompanying financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company adopted FASB issued ASU No. 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40) effective December 31, 2016, which requires the Company to make certain disclosures if it concludes that there is substantial doubt about the entity's ability to continue as a going concern within one year from the date of the issuance of these financial statements. In the course of its activities, the Company has incurred losses and negative cash flows from operations since its inception. As of December 31, 2016, the Company had an accumulated deficit of $252,389,000. The Company expects to incur losses for the foreseeable future. The Company believes that its cash and cash equivalents of $36,096,000 at December 31, 2016, expected revenues and the net proceeds from its "at-the-market" program will be sufficient to allow the Company to fund its current operations until approximately September 30, 2017. The Company will seek additional sources of funding in the form of debt financing or equity issuances. However, there can be no assurance that the Company will be successful in acquiring additional funding at levels sufficient to fund its operations. These conditions raise substantial doubt about the Company's ability to continue as a going concern within one year from the date of the issuance of these financial statements. If the Company is unable to raise additional capital in sufficient amounts or on terms acceptable to it, the Company may have to significantly reduce its operations or delay, scale back or discontinue the development of one or more of its products. The financial statements do not include any adjustments that might result from the outcome of this uncertainty. The Company's ultimate success will largely depend on its continued development of innovative medical technologies, its ability to successfully commercialize its products and its ability to raise significant additional funding. Additionally, due to the substantial doubt about the Company's ability to continue operating as a going concern and the material adverse change clause in the Term Loan Agreement with CRG Partners III L.P. and certain of its affiliated funds (collectively "CRG"), the entire amount of borrowings at December 31, 2016 has been classified as current in these financial statements. CRG has not invoked the material adverse change clause.

Public Offerings

        In January 2015, the Company issued and sold 125,000 shares of its common stock in its initial public offering ("IPO") at a public offering price of $520.00 per share, for net proceeds of approximately $56,897,000 after deducting underwriting discounts and commissions of approximately $4,550,000 and expenses of approximately $3,553,000. Upon the closing of the IPO, all shares of convertible preferred stock then outstanding converted into an aggregate of 174,028 shares of common stock resulting in the reclassification of $137,626,000 from outside of stockholders' equity (deficit) to additional paid-in capital.

        On February 3, 2016, the Company filed a universal shelf registration statement to offer up to $150,000,000 of its securities and entered into an "at-the-market" program pursuant to a Sales Agreement with Cowen and Company ("Cowen"), through which it may, from time to time, issue and sell shares of common stock having an aggregate offering value of up to $50,000,000. The shelf registration statement also covers the resale of the shares sold to CRG in September 2015. The registration statement was declared effective by the SEC on March 8, 2016. During the year ended December 31, 2016, the Company sold 27,374 shares of common stock under the "at-the-market" program at an average price of $194.74 and raised net proceeds of $5,171,000, after payment of $160,000 in commissions and fees to Cowen. In August 2016, the Company issued and sold 246,445 shares of its common stock in its follow-on public offering, which includes the exercise in full by the underwriters of their option to purchase 32,145 shares of common stock, at a public offering price of $140.00 per share. Net proceeds from the follow-on public offering were approximately $31,549,000 after deducting underwriting discounts and commissions of approximately $2,415,000 and expenses of approximately $538,000.